The estimated balances and quantities of live animals are set forth below: (Details) R$ in Thousands, Number in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
Disclosure of detailed information about biological assets [line items]
Current biological assets	R$ 2,668,065	R$ 2,129,010
Live Animals [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	251,062	223,456
Current biological assets	R$ 3,735,976	R$ 3,026,315
Live Animals [Member] | Consumable biological assets [member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	232,373	204,081
Current biological assets	R$ 2,668,065	R$ 2,129,010
Live Animals [Member] | Consumable biological assets [member] | Immature biological assets [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	228,202	199,877
Current biological assets	R$ 1,094,469	R$ 868,428
Live Animals [Member] | Consumable biological assets [member] | Immature biological assets [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	4,171	4,204
Current biological assets	R$ 1,573,596	R$ 1,260,582
Live Animals [Member] | Bearer biological assets [member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	18,689	19,375
Current biological assets	R$ 1,067,911	R$ 897,305
Live Animals [Member] | Bearer biological assets [member] | Immature biological assets [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	6,525	7,320
Current biological assets	R$ 210,896	R$ 188,967
Live Animals [Member] | Bearer biological assets [member] | Immature biological assets [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	208	203
Current biological assets	R$ 126,619	R$ 93,466
Live Animals [Member] | Bearer biological assets [member] | Mature biological assets [member] | Poultry [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	11,502	11,395
Current biological assets	R$ 344,100	R$ 283,086
Live Animals [Member] | Bearer biological assets [member] | Mature biological assets [member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
[custom:QuantityOfBiologicalAssets] | Number	454	457
Current biological assets	R$ 386,296	R$ 331,786